Shareholder Report	12 Months Ended	66 Months Ended
	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Garrison Street Trust
Entity Central Index Key	0000803013
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Fidelity Education Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Education Fund
Class Name	Fidelity® Education Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Education Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Education Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of overweighting corporate bonds, while underweighting U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks but also insurance firms, added notable value.
•Non-Composite exposure to asset-backed securities, including car loan debt and credit card receivables, also meaningfully helped. A small, out-of-index allocation to commercial mortgage-backed securities was advantageous as well.
•In contrast, the fund's yield-curve positioning slightly detracted from relative performance.
•At period end, corporates made up about 36% of fund assets, versus roughly 32% a year ago and substantially overweight versus the Composite index average of 16%. Exposure to U.S. Treasurys stood at about 54% at the end of the fiscal year, compared with an average of 77% for the Composite index, while exposure to ABS comprised roughly 6% of fund assets as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 16, 2021 through August 31, 2026. Initial investment of $10,000. Fidelity® Education Fund $10,000 $10,089 $9,448 $9,575 $10,229 $10,743 Fidelity Education Income Composite Index $10,000 $10,059 $9,437 $9,515 $10,131 $10,597 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,055 $9,467 $9,580 $10,219 $10,708 Bloomberg U.S. Aggregate Bond Index $10,000 $10,268 $9,085 $8,977 $9,632 $9,934 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Education Fund 2.15% 1.70% 1.72% Fidelity Education Income Composite Index 1.94% 1.44% 1.42% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 2.15% 1.70% 1.65% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 0.22% A From March 16, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Mar. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 711,945,166	$ 711,945,166
Holdings Count | shares	298	298
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$711,945,166
Number of Holdings	298
Total Advisory Fee	$0
Portfolio Turnover	69%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 54.3 AAA 6.8 AA 2.9 A 21.4 BBB 11.4 Not Rated 1.3 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 54.3 AAA - 6.8 AA - 2.9 A - 21.4 BBB - 11.4 Not Rated - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 53.4 Corporate Bonds 35.3 Asset-Backed Securities 5.6 CMOs and Other Mortgage Related Securities 2.5 U.S. Government Agency - Mortgage Securities 0.9 Other Investments 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 53.4 Corporate Bonds - 35.3 Asset-Backed Securities - 5.6 CMOs and Other Mortgage Related Securities - 2.5 U.S. Government Agency - Mortgage Securities - 0.9 Other Investments - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 87.9 Canada 2.9 United Kingdom 2.9 Germany 1.9 Japan 1.0 France 0.7 Netherlands 0.6 Norway 0.6 Ireland 0.6 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.9 Canada - 2.9 United Kingdom - 2.9 Germany - 1.9 Japan - 1.0 France - 0.7 Netherlands - 0.6 Norway - 0.6 Ireland - 0.6 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 53.4 JPMorgan Chase & Co 1.7 Wells Fargo & Co 1.3 Morgan Stanley 1.2 Bank of America Corp 1.1 HSBC Holdings PLC 1.1 Deutsche Bank AG/New York NY 1.1 Goldman Sachs Group Inc/The 1.0 Freddie Mac Multifamily Structured pass-thru certificates 0.9 Athene Global Funding 0.8 63.6